SIGNIFICANT ACCOUNTING POLICIES (Schedule of Disaggregated by Geography and Percentage of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Line Items]
Total revenues	$ 333,307	$ 345,221	$ 297,682
Percentage of Revenues	100.00%	100.00%	100.00%
Germany [Member]
Accounting Policies [Line Items]
Total revenues	$ 137,207	$ 134,646	$ 125,896
Percentage of Revenues	41.00%	39.00%	42.00%
The Netherlands [Member]
Accounting Policies [Line Items]
Total revenues	$ 97,700	$ 121,465	$ 103,862
Percentage of Revenues	29.00%	35.00%	35.00%
United States [Member]
Accounting Policies [Line Items]
Total revenues	$ 73,719	$ 69,548	$ 54,891
Percentage of Revenues	22.00%	20.00%	18.00%
Other countries [Member]
Accounting Policies [Line Items]
Total revenues	$ 24,681	$ 19,562	$ 13,033
Percentage of Revenues	8.00%	6.00%	5.00%